Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended				7 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jun. 29, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jun. 29, 2024	Jul. 29, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Service revenue	$ 313,925		$ 309,292		$ 463,527	$ 548,140		$ 532,354		$ 633,866		$ 1,050,057		$ 928,326
Cost of revenue	239,824		228,673		359,848	430,370		395,887		471,881		810,534		725,375
Gross profit	74,101		80,619		103,679	117,770		136,467		161,985		239,523		202,951
Selling, general and administrative expenses	55,236		60,870		150,306	107,694		102,724		121,369		185,022		168,229
Transaction costs	515				35,998	1,166				5,204
Income (loss) from operations	18,350		19,749		(82,625)	8,910		33,743		35,412		54,501		34,722
Interest expense, net	15,451		17,569		31,061	31,458		33,551		39,379		60,022		24,159
Loss (gain) on extinguishment of debt										9,073
Other income, net	(777)		(279)		(2,978)	(1,896)		(286)		(580)		(1,241)		(12,888)
Income (loss) before provision for income taxes	3,676		2,459		(110,708)	(20,652)		478		(12,460)		(4,280)		23,451
Provision (benefit) for income taxes	3,909		7,909		(5,256)	5,374		7,199		3,243		2,009		3,408
Net income (loss)	(233)		(5,450)		$ (105,452)	(26,026)		(6,721)		$ (15,703)		$ (6,289)		$ 20,043
Earnings per share:
Weighted average Common Shares outstanding, diluted (in Shares)										5,024,802		5,024,802		5,093,724
Other comprehensive income (loss):
Foreign currency translation adjustments	48,376		(3,260)		$ (35,489)	50,937		(12,838)		$ (18,004)		$ 11,184		$ (25,168)
Total other comprehensive income (loss)	48,376		(3,260)		(35,489)	50,937		(12,838)		(18,004)		11,184		(25,168)
Comprehensive income	$ 48,143		$ (8,710)		$ (140,941)	$ 24,911		$ (19,559)		$ (33,707)		$ 4,895		$ (5,125)
Weighted-average shares outstanding:
Weighted average Common Shares outstanding, diluted (in Shares)										5,024,802		5,024,802		5,093,724
Other income (expense):
Weighted average Common Shares outstanding, basic (in Shares)										5,024,802		5,024,802		5,026,061
Weighted average Common Shares outstanding, diluted (in Shares)										5,024,802		5,024,802		5,093,724
NV5 Global, Inc
Gross profit		$ 126,691		$ 119,790			$ 249,894		$ 231,530		$ 483,233		$ 426,246	$ 385,974
Transaction costs											6,865		5,575	2,639
Income (loss) from operations		5,218		8,826			9,592		13,127		43,434		59,973	66,182
Interest expense, net		(3,435)		(4,606)			(6,979)		(8,797)		(17,181)		(12,970)	(3,808)
Other income, net		11,376					11,376
Income (loss) before provision for income taxes		13,159		4,220			13,989		4,330		26,253		47,003	62,374
Provision (benefit) for income taxes		(1,471)		1,174			(1,873)		1,141		1,726		(3,279)	(12,401)
Net income (loss)		$ 11,688		$ 5,394			$ 12,116		$ 5,471		$ 27,979	$ 43,724	$ 43,724	$ 49,973
Earnings per share:
Weighted average Common Shares outstanding, diluted (in Shares)		63,786,443		62,684,701			63,521,966		62,630,525		62,879,073		61,897,301	61,040,741
Other comprehensive income (loss):
Foreign currency translation adjustments		$ 821		$ (176)			$ 1,191		$ (677)		$ (675)		$ (18)
Total other comprehensive income (loss)		821		(176)			1,191		(677)		(675)	$ (18)
Comprehensive income		$ 12,509		$ 5,218			$ 13,307		$ 4,794		$ 27,304		$ 43,706	$ 49,973
Weighted-average shares outstanding:
Weighted average Common Shares outstanding, diluted (in Shares)		63,786,443		62,684,701			63,521,966		62,630,525		62,879,073		61,897,301	61,040,741
Gross revenues		$ 251,984		$ 231,306			$ 486,030		$ 443,864		$ 941,265		$ 857,155	$ 786,778
Direct costs:
Salaries and wages		64,443		61,390			123,689		117,845		236,756		215,608	186,806
Sub-consultant services		47,134		35,803			86,292		67,415		161,564		150,213	153,641
Other direct costs		13,716		14,323			26,155		27,074		59,712		65,088	60,357
Total direct costs		125,293		111,516			236,136		212,334		458,032		430,909	400,804
Operating expenses:
Salaries and wages, payroll taxes, and benefits		74,260		68,110			147,259		133,544		268,370		226,137	193,488
General and administrative		25,909		21,178			49,857		43,420		86,972		67,668	66,114
Facilities and facilities related		6,429		6,035			12,692		11,996		23,864		22,891	21,252
Depreciation and amortization		14,875		15,641			30,494		29,443		60,593		49,577	38,938
Total operating expenses		121,473		110,964			240,302		218,403		$ 439,799		$ 366,273	$ 319,792
Other income (expense):
Total other income (expense)		$ 7,941		$ (4,606)			$ 4,397		$ (8,797)
Basic loss per Common Share (in Dollars per share)		$ 0.19		$ 0.09			$ 0.19		$ 0.09		$ 0.45		$ 0.72	$ 0.85
Diluted loss per Common Share (in Dollars per share)		$ 0.18		$ 0.09			$ 0.19		$ 0.09		$ 0.44		$ 0.71	$ 0.82
Weighted average Common Shares outstanding, basic (in Shares)		62,646,073		61,451,298			62,449,380		61,259,951		61,636,636		60,344,158	59,014,952
Weighted average Common Shares outstanding, diluted (in Shares)		63,786,443		62,684,701			63,521,966		62,630,525		62,879,073		61,897,301	61,040,741
Series A Preferred Stock
Earnings per share:
Weighted average Common Shares outstanding, diluted (in Shares)	1,000,000				1,000,000	1,000,000
Weighted-average shares outstanding:
Weighted average Common Shares outstanding, diluted (in Shares)	1,000,000				1,000,000	1,000,000
Other income (expense):
Basic loss per Common Share (in Dollars per share)	$ 0				$ (0.86)	$ (0.21)
Diluted loss per Common Share (in Dollars per share)	$ 0				$ (0.86)	$ (0.21)
Weighted average Common Shares outstanding, basic (in Shares)	1,000,000				1,000,000	1,000,000
Weighted average Common Shares outstanding, diluted (in Shares)	1,000,000				1,000,000	1,000,000
Common shares
Earnings per share:
Weighted average Common Shares outstanding, diluted (in Shares)			5,024,802		121,454,845			5,024,802
Weighted-average shares outstanding:
Weighted average Common Shares outstanding, diluted (in Shares)			5,024,802		121,454,845			5,024,802
Other income (expense):
Basic loss per Common Share (in Dollars per share)			$ (1.08)					$ (1.34)		$ (3.13)		$ (1.25)		$ 3.99
Diluted loss per Common Share (in Dollars per share)			$ (1.08)					$ (1.34)		$ (3.13)		$ (1.25)		$ 3.93
Weighted average Common Shares outstanding, basic (in Shares)			5,024,802		121,454,845			5,024,802
Weighted average Common Shares outstanding, diluted (in Shares)			5,024,802		121,454,845			5,024,802
Common stock
Earnings per share:
Weighted average Common Shares outstanding, diluted (in Shares)	122,476,215					122,476,215
Weighted-average shares outstanding:
Weighted average Common Shares outstanding, diluted (in Shares)	122,476,215					122,476,215
Other income (expense):
Basic loss per Common Share (in Dollars per share)	$ 0					$ (0.21)
Diluted loss per Common Share (in Dollars per share)	$ 0					$ (0.21)
Weighted average Common Shares outstanding, basic (in Shares)	121,476,215					121,476,215
Weighted average Common Shares outstanding, diluted (in Shares)	122,476,215					122,476,215